Share based compensation (Summary of Restricted Shares Activity) (Details) - Restricted shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Number of restricted shares
Outstanding at the beginning of the period (in shares)		4,673,725
Forfeited (in shares)		(159,410)
Vested (in shares)		(4,514,315)
Outstanding at the end of the period (in shares)
Weighted average grant-date fair value
Outstanding at the beginning of the period (in dollars per share)		$ 0.6144
Forfeited (in dollars per share)		0.9362
Vested (in dollars per share)		0.6030
Outstanding at the end of the period (in dollars per share)